Note 22 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	[1]	€ 342,661,000,000	€ 384,219,000,000		€ 375,970,000,000
Demand Deposits And Other By Geographical Area [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		266,250,000,000	280,391,000,000
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		168,690,000,000	146,651,000,000		138,236,000,000
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits			46,372,000,000		41,222,000,000
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		43,768,000,000	43,326,000,000		38,383,000,000
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		17,906,000,000	13,775,000,000		10,856,000,000
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		25,730,000,000	22,748,000,000		23,811,000,000
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		8,435,000,000	6,610,000,000		7,233,000,000
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		1,720,000,000	909,000,000		831,000,000
Deposits With Agreed Maturity By Geographical Area [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		75,666,000,000	103,293,000,000	[2]
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		20,065,000,000	24,958,000,000	[2]	28,165,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits			19,810,000,000	[2]	21,317,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		10,514,000,000	12,714,000,000	[2]	11,837,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		16,707,000,000	22,257,000,000	[2]	22,564,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		11,259,000,000	13,913,000,000	[2]	14,159,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		12,373,000,000	8,749,000,000	[2]	14,415,000,000	[3]
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		4,748,000,000	892,000,000	[2]	1,731,000,000	[3]
Repurchase Agreements By Geographical Area [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		746,000,000	535,000,000
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		2,000,000	2,000,000		3,000,000
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits			0		0
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		117,000,000	523,000,000		770,000,000
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		8,000,000	10,000,000		7,000,000
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		0	0		0
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		619,000,000	0		429,000,000
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		0	0		0
Total Member
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		342,661,000,000	384,219,000,000
Total Member | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		188,757,000,000	171,611,000,000		166,403,000,000
Total Member | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits			66,181,000,000		62,539,000,000
Total Member | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		54,398,000,000	56,564,000,000		50,991,000,000
Total Member | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		34,621,000,000	36,042,000,000		33,427,000,000
Total Member | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		36,989,000,000	36,661,000,000		37,970,000,000
Total Member | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		21,427,000,000	15,360,000,000		22,077,000,000
Total Member | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits		€ 6,468,000,000	€ 1,801,000,000		€ 2,563,000,000

[1]	(**) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).
[2]	(*) Subordinated deposits are included amounting to €189 million.
[3]	(*) Subordinated deposits are included amounting to €220 million.